RECONCILIATION BETWEEN STATUTORY RATE AND THE EFFECTIVE TAX RATE (Details)	12 Months Ended
Dec. 31, 2015
RECONCILIATION BETWEEN STATUTORY RATE AND THE EFFECTIVE TAX RATE DETAILS
Federal statutory rate	(35.00%)
State taxes, net of federal benefit	0.00%
Change in valuation allowance	35.00%
Effective tax rate	0.00%